SCHEDULE OF INTANGIBLE ASSET, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, Balance at beginning of year	$ 101,817	$ 101,817
Cost, Additions	905,607
Cost, Foreign currency translation	4,741
Cost, Balance at end of year	1,012,165	101,817
Accumulated amortization, Balance at beginning of year	(64,484)	(44,249)
Accumulated amortization, Additions	(20,381)	(20,317)
Accumulated amortization, Foreign currency translation	(448)	82
Accumulated amortization, Balance at end of year	(85,313)	(64,484)
Net carrying value	$ 926,852	$ 37,333